Related Party Transactions (Schedule Of Technical Service Fees Under Management Agreements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	4,800
Number Of Vessels	4
Payments for technical services, per vessel per day	$ 7,848
Vessel Class 2500 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	2,500
Number Of Vessels	10
Weighted-average technical services fee, per vessel per day	5,132
Vessel Class 3500 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	3,500
Number Of Vessels	2
Weighted-average technical services fee, per vessel per day	5,242
Vessel Class 4250 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	4,250
Number Of Vessels	24
Weighted-average technical services fee, per vessel per day	5,465
Vessel Class 4500 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	4,500
Number Of Vessels	5
Weighted-average technical services fee, per vessel per day	6,916
Vessel Class 4800 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	4,800
Number Of Vessels	4
Weighted-average technical services fee, per vessel per day	50 [1]
Vessel Class 5100 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	5,100
Number Of Vessels	4
Weighted-average technical services fee, per vessel per day	6,482
Vessel Class 8500 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	8,500
Number Of Vessels	10
Weighted-average technical services fee, per vessel per day	7,268
Vessel Class 9600 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	9,600
Number Of Vessels	2
Weighted-average technical services fee, per vessel per day	7,406
Vessel Class 13100 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	13,100
Number Of Vessels	8
Weighted-average technical services fee, per vessel per day	$ 8,545

[1]	Prior to the amendment, the Company was paying $7,848 per vessel per day while the vessel was being time chartered (note 4).